SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 65,494		$ 61,716							$ 189,281	$ 178,572	$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	102,153		97,921							300,386	290,971	392,463	382,006	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold														38
Servicing fee income	141		207							413	801	940	1,747	3,340
Rental income on operating leases	34,843		33,674							102,015	99,666	133,806	137,729	140,989
Other income	15,556		17,541							44,089	50,877	66,138	71,187	75,250
Total revenues	218,187	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	636,184	620,887	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	58,525		52,102							170,543	163,293	219,561	224,189	232,448
Interest expense to affiliates	6,472		9,412							16,861	27,111	34,512	44,645	80,584
Total interest expense	64,997	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	187,404	190,404	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	14,082		14,912							44,490	47,195	61,895	62,945	61,464
(Benefit) provision for credit losses	1,891		12,080							(5,469)	15,818	44,578	32,853	76,394
Other than temporary impairment of retained interests													815	4,108
Depreciation of equipment on operating leases	28,553		27,021							83,930	80,415	107,836	110,314	117,848
Other expenses	7,809		8,158							24,884	26,185	35,929	35,651	43,158
Total administrative and operating expenses	52,335	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	147,835	169,613	250,238	242,578	302,972
Total expenses	117,332		123,685							335,239	360,017	504,311	511,412	616,004
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	100,855		87,374							300,945	260,870	329,693	319,587	247,547
Income tax (benefit) provision	35,527	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	102,745	91,784	116,112	118,053	85,067
NET INCOME	65,328		56,951							198,200	169,086	213,581	201,534	162,480
Net income attributed to noncontrolling interest	(373)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	64,955	44,076	56,477	54,184	57,199	44,409	52,562	50,253	52,822	197,052	167,860	211,936	200,046	160,619
COMPREHENSIVE INCOME	77,647		83,499							177,882	195,995	231,513	184,608	191,496
Comprehensive income attributed to noncontrolling interest	(373)		(474)							(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	77,274		83,025							176,734	194,769	229,868	183,120	189,635
CNH Capital LLC
REVENUES
Interest and other income from affiliates	17,809									47,376		7,437
Total revenues	17,809									47,376		7,437
Interest expense:
Interest expense to third parties	24,280		10,860							66,555	31,468	48,848	8,184
Interest expense to affiliates			83								228	255	190	155
Total interest expense	24,280		10,943							66,555	31,696	49,103	8,374	155
Administrative and operating expenses:
Other expenses	1									1		1	1	1
Total administrative and operating expenses	1									1		1	1	1
Total expenses	24,281		10,943							66,556	31,696	49,104	8,375	156
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(6,472)		(10,943)							(19,180)	(31,696)	(41,667)	(8,375)	(156)
Income tax (benefit) provision	(2,514)		(4,287)							(7,494)	(12,420)	(16,327)	(3,282)	(62)
Equity in income of consolidated subsidiaries accounted for under the equity method	68,913		63,133							208,738	187,136	237,276	205,139	160,713
NET INCOME	64,955		56,477							197,052	167,860	211,936	200,046	160,619
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	64,955		56,477							197,052	167,860	211,936	200,046	160,619
COMPREHENSIVE INCOME	77,274		83,025							176,734	194,769	229,868	183,120	189,635
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	77,274		83,025							176,734	194,769	229,868	183,120	189,635
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	3,050		2,650							8,186	9,402	10,658	17,089	22,272
Interest and other income from affiliates	60,385		46,382							153,032	130,291	178,848	153,927	153,814
Gain on retail notes, wholesale receivables and commercial revolving accounts sold														38
Servicing fee income	22,329		21,185							63,982	60,198	82,253	72,087	68,145
Rental income on operating leases	20,152		20,314							58,541	62,402	82,280	85,346	105,844
Other income	12,461		8,823							36,293	22,590	31,495	29,237	30,695
Total revenues	118,377		99,354							320,034	284,883	385,534	357,686	380,808
Interest expense:
Interest expense to third parties	346		1,294							1,947	4,705	6,838	(755)	20,296
Interest expense to affiliates	58,261		37,314							150,385	102,682	146,665	131,869	121,999
Total interest expense	58,607		38,608							152,332	107,387	153,503	131,114	142,295
Administrative and operating expenses:
Fees charged by affiliates	11,436		12,239							36,350	38,515	50,591	50,055	50,613
(Benefit) provision for credit losses	1,042		3,735							(10,495)	(10,294)	(563)	31,463	70,981
Other than temporary impairment of retained interests													30
Depreciation of equipment on operating leases	16,116		15,963							47,138	49,636	65,107	66,279	87,838
Other expenses	6,857		6,521							25,914	21,688	32,999	29,213	27,208
Total administrative and operating expenses	35,451		38,458							98,907	99,545	148,134	177,040	236,640
Total expenses	94,058		77,066							251,239	206,932	301,637	308,154	378,935
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	24,319		22,288							68,795	77,951	83,897	49,532	1,873
Income tax (benefit) provision	10,149		9,152							27,314	30,913	33,663	18,830	1,303
Equity in income of consolidated subsidiaries accounted for under the equity method	54,743		49,997							167,257	140,098	187,042	174,437	160,143
NET INCOME	68,913		63,133							208,738	187,136	237,276	205,139	160,713
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	68,913		63,133							208,738	187,136	237,276	205,139	160,713
COMPREHENSIVE INCOME	81,233		89,681							188,420	214,045	255,208	188,213	189,729
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	81,233		89,681							188,420	214,045	255,208	188,213	189,729
CNH Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%		100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%		100.00%
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	62,444		59,066							181,095	169,170	229,999	221,241	245,279
Interest and other income from affiliates	86,753		88,636							263,971	263,369	354,010	346,146	306,906
Servicing fee income	34		29							71	125	137	514	1,419
Rental income on operating leases	14,691		13,360							43,474	37,264	51,526	52,383	35,145
Other income	3,095		8,718							7,796	28,287	34,643	41,950	44,555
Total revenues	167,017		169,809							496,407	498,215	670,315	662,234	633,304
Interest expense:
Interest expense to third parties	33,899		39,948							102,041	127,120	163,875	216,760	212,152
Interest expense to affiliates	11,005		9,112							30,469	26,890	35,424	30,653	42,767
Total interest expense	44,904		49,060							132,510	154,010	199,299	247,413	254,919
Administrative and operating expenses:
Fees charged by affiliates	24,868		23,680							71,780	68,202	92,754	83,744	77,075
(Benefit) provision for credit losses	849		8,345							5,026	26,112	45,141	1,390	5,413
Other than temporary impairment of retained interests													785	4,108
Depreciation of equipment on operating leases	12,437		11,058							36,792	30,779	42,729	44,035	30,010
Other expenses	951		1,637							(1,031)	4,497	2,929	6,437	15,949
Total administrative and operating expenses	39,105		44,720							112,567	129,590	183,553	136,391	132,555
Total expenses	84,009		93,780							245,077	283,600	382,852	383,804	387,474
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	83,008		76,029							251,330	214,615	287,463	278,430	245,830
Income tax (benefit) provision	27,892		25,558							82,925	73,291	98,776	102,505	83,826
NET INCOME	55,116		50,471							168,405	141,324	188,687	175,925	162,004
Net income attributed to noncontrolling interest	(373)		(474)							(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	54,743		49,997							167,257	140,098	187,042	174,437	160,143
COMPREHENSIVE INCOME	65,559		72,498							151,827	163,693	204,003	160,064	188,666
Comprehensive income attributed to noncontrolling interest	(373)		(474)							(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	65,186		72,024							150,679	162,467	202,358	158,576	186,805
Eliminations
REVENUES
Interest and other income from affiliates	(62,794)		(37,097)							(163,993)	(102,689)	(147,832)	(118,067)	(84,337)
Servicing fee income	(22,222)		(21,007)							(63,640)	(59,522)	(81,450)	(70,854)	(66,224)
Total revenues	(85,016)		(58,104)							(227,633)	(162,211)	(229,282)	(188,921)	(150,561)
Interest expense:
Interest expense to affiliates	(62,794)		(37,097)							(163,993)	(102,689)	(147,832)	(118,067)	(84,337)
Total interest expense	(62,794)		(37,097)							(163,993)	(102,689)	(147,832)	(118,067)	(84,337)
Administrative and operating expenses:
Fees charged by affiliates	(22,222)		(21,007)							(63,640)	(59,522)	(81,450)	(70,854)	(66,224)
Total administrative and operating expenses	(22,222)		(21,007)							(63,640)	(59,522)	(81,450)	(70,854)	(66,224)
Total expenses	(85,016)		(58,104)							(227,633)	(162,211)	(229,282)	(188,921)	(150,561)
Equity in income of consolidated subsidiaries accounted for under the equity method	(123,656)		(113,130)							(375,995)	(327,234)	(424,318)	(379,576)	(320,856)
NET INCOME	(123,656)		(113,130)							(375,995)	(327,234)	(424,318)	(379,576)	(320,856)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(123,656)		(113,130)							(375,995)	(327,234)	(424,318)	(379,576)	(320,856)
COMPREHENSIVE INCOME	(146,419)		(161,705)							(339,099)	(376,512)	(457,566)	(346,789)	(376,534)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (146,419)		$ (161,705)							$ (339,099)	$ (376,512)	$ (457,566)	$ (346,789)	$ (376,534)